Merk Asian Currency Fund
Merk Asian Currency Fund
Investment Objective
The Fund seeks to profit from a rise in Asian currencies relative to the U.S. dollar.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Merk Asian Currency Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Merk Asian Currency Fund	Investor Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Merk Asian Currency Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Shares	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities or instruments that provide exposure to Asian currencies. The Fund normally expects to achieve this exposure through investments in high quality, short-term debt instruments or money market instruments denominated in Asian currencies or a combination of U.S. dollar denominated securities and forward currency contracts, including non-deliverable forward contracts ("NDF contracts"), that seek to profit from a rise in Asian currencies relative to the U.S. dollar. Over time, the Fund seeks to generate more gains from securities than derivatives.

Merk Investments LLC ("Adviser"), the Fund's investment adviser, will determine and revise currency exposure allocations based on both quantitative and qualitative analysis.

In addition, the Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify other appropriate investments for the Fund.

Quantitative Factors. Quantitative factors that the Adviser may consider include a country's gross domestic product; its trade and current account balance with the United States; its interest rates; and the volatility of its currency relative to other currencies.

Qualitative Factors. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country's perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country's currency.

Once the Adviser has allocated the currency exposure levels for the Fund, the Adviser will select instruments to create a liquid portfolio of short duration. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments or other considerations it deems relevant evolve.

The Fund will specifically seek exposure to select Asian currencies and may from time to time focus the Fund's exposure on only a few currencies that meet the Adviser's qualitative and quantitative investment criteria.

In seeking to gain from a rise in Asian currencies relative to the U.S. dollar, the Adviser may combine different instruments that independently provide exposure to Asian currencies, thereby potentially making the Fund more sensitive to changes in certain exchange rates. For example, the Fund may seek exposure to the Chinese renminbi through, among other instruments, renminbi time deposits, offshore renminbi commercial paper, or securities denominated in other currencies in conjunction with renminbi forward currency contracts.

To mitigate interest rate risk and credit risk to its portfolio, the Fund typically maintains a weighted average portfolio maturity of less than eighteen months and only buys money market or other short-term debt instruments that are issued by entities with an outstanding unsecured debt issue rated in the top three rating categories by one or more U.S. nationally recognized ratings services or that the Adviser considers comparable in quality to such instruments. When selecting debt securities for the portfolio, the Adviser may sacrifice yield in return for high credit quality.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Asian and Emerging Markets Risk. Asian markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Many Asian markets are considered emerging markets and pose more investment risk than more developed foreign markets. Many Asian economies are heavily reliant on foreign trade and investment and commodities prices.

China Risk. The Fund's exposure to China's currency, the Renminbi ("RMB"), may result in losses to the Fund. Capital controls outside the control of the Fund may impact the value of the RMB and the ability of the Fund to buy, sell or otherwise trade in instruments related to RMB. This could negatively affect the Fund's NAV and, in certain circumstances (such as when the Fund has significant exposure to RMB) limit the Fund's ability to pay redemptions.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments, including foreign securities, forward currency contracts and cross currency forwards.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include that derivatives may result in losses, which are potentially unlimited, and that partially or completely offset gains in portfolio positions. Derivative transactions may not be liquid. Many derivatives subject the Fund to Counterparty Risk, as discussed in this Prospectus.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's securities. Investment risk and price volatility may increase as a security's credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Foreign Instruments Risk. Foreign investments are subject to risks that include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign instruments are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects the Fund to Counterparty Risk, as discussed in this Prospectus. Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Leverage Risk. Certain of the Fund's derivatives transactions may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Tax Risk. In order to avoid paying taxes at the Fund level, the Fund must qualify as a regulated investment company ("RIC"), deriving at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. If the Fund's foreign currency gains were excluded from the definition of "qualifying income," the Fund may fail to qualify as a RIC or may change its investment strategy or liquidate.

Performance Information

The chart and table provide some indication of the risks of investing in the Fund. The bar chart below illustrates the variability of the Fund's returns by showing performance of the Investor Shares' of the Fund from year to year. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The table shows how the Fund's average annual returns for one year, five years and since inception compare to the Citigroup 3-Month U.S. T-Bill Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2015 was 2.77%.
During the period shown, the highest return for a quarter was 2.64% for the quarter ended September 30, 2010, and the lowest return was -3.90% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns - Merk Asian Currency Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Shares	(1.25%)	0.28%	(0.33%)	[1]	Apr. 01, 2010
Investor Shares	(1.57%)	0.05%	(0.50%)		Apr. 01, 2008
After Taxes on Distributions | Investor Shares	(1.57%)	(0.14%)	(0.65%)
After Taxes on Distributions and Sales | Investor Shares	(0.89%)	(0.02%)	(0.43%)
Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.07%	0.24%	[2]
[1]	For the Institutional Shares, performance for the period is a blended average annual return which includes the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.
[2]	Since March 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.